Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
ASSETS
Cash	$ 133,154	$ 24,980
Prepaid expenses	725,543
Total current assets	858,697	24,980
Deferred offering costs associated with public offering		369,379
Marketable securities held in Trust Account	345,026,384
Other assets	260,400
Total assets	346,145,481	394,359
Current liabilities:
Accounts payable	195,396	100,187
Franchise tax payable	119,400
Accrued offering costs		269,192
Due to related party	399,702
Accrued expenses	1,355,257	269,192
Total current liabilities	2,069,755	369,379
Warrant liabilities	12,312,430
Forward purchase agreement	100,000
Deferred underwriting commission	12,075,000
Total liabilities	26,557,185	369,379
Commitments and Contingencies
Stockholders' (Deficit) Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	1,362,100	24,137
Accumulated deficit	(26,774,667)	(20)
Total stockholders' (deficit) equity	(25,411,704)	24,980
Total liabilities and stockholders' (deficit) equity	346,145,481	394,359
Class A Common Stock
Current liabilities:
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	345,000,000
Stockholders' (Deficit) Equity:
Stockholders' equity (deficit) Class A common stock - $0.0001 par value	0
Class B Common Stock
Stockholders' (Deficit) Equity:
Stockholders' equity (deficit) Class A common stock - $0.0001 par value	$ 863	$ 863	[1]

[1]	This number includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).